Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 849,507
Ending balance	870,900	¥ 849,507
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,683,433	1,598,743
Additions	47,266	19,832
Internally developed	148,899	179,485
Sales or disposal	(281,963)	(146,791)
Exchange differences on translating foreign operations	23,653	34,987
Other	3,949	(2,823)
Ending balance	1,625,237	1,683,433
Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(833,926)	(779,980)
Amortization	(179,597)	(159,443)
Sales or disposal	272,746	136,515
Exchange differences on translating foreign operations	(14,370)	(19,636)
Other	810	(11,382)
Ending balance	(754,337)	(833,926)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	693,649
Ending balance	668,362	693,649
Capitalized development costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,156,290	1,108,616
Additions
Internally developed	120,811	159,174
Sales or disposal	(267,115)	(118,065)
Exchange differences on translating foreign operations	4,280	6,565
Other
Ending balance	1,014,266	1,156,290
Capitalized development costs [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(462,641)	(437,213)
Amortization	(149,659)	(129,384)
Sales or disposal	267,115	118,065
Exchange differences on translating foreign operations	(719)	(1,288)
Other		(12,821)
Ending balance	(345,904)	(462,641)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	102,782
Ending balance	119,787	102,782
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	462,251	429,222
Additions	12,163	8,597
Internally developed	28,088	20,311
Sales or disposal	(5,107)	(15,760)
Exchange differences on translating foreign operations	15,870	22,365
Other	4,285	(2,484)
Ending balance	517,550	462,251
Software [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(359,469)	(329,104)
Amortization	(29,058)	(29,290)
Sales or disposal	4,693	15,003
Exchange differences on translating foreign operations	(12,893)	(17,442)
Other	(1,036)	1,364
Ending balance	(397,763)	(359,469)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	53,076
Ending balance	82,751	53,076
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	64,892	60,905
Additions	35,103	11,235
Internally developed
Sales or disposal	(9,741)	(12,966)
Exchange differences on translating foreign operations	3,503	6,057
Other	(336)	(339)
Ending balance	93,421	64,892
Other [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(11,816)	(13,663)
Amortization	(880)	(769)
Sales or disposal	938	3,447
Exchange differences on translating foreign operations	(758)	(906)
Other	1,846	75
Ending balance	¥ (10,670)	¥ (11,816)